Vessels and Vessels held for sale	6 Months Ended
Jun. 30, 2018
Vessels

4.       Vessels and Vessels held for sale

In October 2017, the Company, through two of its subsidiaries, had entered into two memoranda of agreement to sell the vessels “March” and “Great” and the vessels were classified on December 31, 2017 in current assets as held for sale, according to the provisions of ASC 360, as all criteria required for this classification were met. Furthermore, from February to May 2018, the Company, through certain of its subsidiaries, entered into four memoranda of agreement to sell the vessels “New Jersey”, “Sagitta”, “Centaurus” and “Puelo” to unrelated parties. All six vessels were delivered to their new owners from March to June 2018, and the Company received aggregate proceeds of $73,051, net of expenses. The aggregate loss from the sale of vessels, including direct to sale expenses, for the six months ended June 30, 2018 amounted to $16,679, while the respective gain, net of direct to sale expenses, for the six months ended June 30, 2017 amounted to $945, and relates to the sale of the vessel “Doukato”. The amounts are separately reflected in Loss / (Gain) on vessels’ sale in the accompanying unaudited interim consolidated statements of operations. The Company used the proceeds from the sales of the vessels to repay indebtedness, according to the respective terms of the Company’s existing credit agreements (Notes 3 and 5).

Finally, in May 2018, the Company, through one of its subsidiaries, entered into a memorandum of agreement to sell the vessel “Hamburg” to unrelated parties, for a gross sale price of $21,000. The vessel, which was delivered to its new owners in July 2018 (Note 10), was classified on June 30, 2018 in current assets as held for sale, according to the provisions of ASC 360, as all criteria required for this classification were met. The specific vessel was impaired as of June 30, 2018, since its carrying amount as at the balance sheet date was higher than its fair value, less cost to sell. The fair value of the vessel was determined through Level 2 inputs of the fair value hierarchy as determined by management and was measured on a non-recurring basis.

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessels' Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2017	$247,327	$(46,019)	$201,308
- Vessels' disposals	(98,236)	27,716	(70,520)
- Transfer to vessels held for sale	(23,013)	3,138	(19,875)
- Depreciation	-	(2,798)	(2,798)
- Impairment charges	(15,626)	-	(15,626)
Balance, June 30, 2018	$110,452	$(17,963)	$92,489

As at June 30, 2018, all the Company’s vessels, including the one classified as held for sale, were provided as collateral to secure the loan facility with DSI, discussed in Note 3.